Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations
Organization and Nature of Operations
1.	Organization and Nature of Operations
(a)	The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (“the Company”) with effect from March 29, 2012. The Company completed its initial public offering (“IPO”) in July 2000 in connection with its listing on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America. In June 2020, the Company successfully listed its ordinary shares on the main board of the Hong Kong Stock Exchange.

As of December 31, 2025, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions mainly in the People’s Republic of China (“PRC” or “China”), the Cayman Islands and the British Virgin Islands (“BVI”) and other countries. The Company is also the primary beneficiary of a number of variable interest entities (“VIEs”) and consolidates the VIEs for financial reporting. The Company, its subsidiaries and the VIEs are hereinafter collectively referred to as the “Group”.

On October 26, 2019, Youdao, Inc. (“Youdao”), one of the Company’s majority-controlled subsidiaries completed its IPO on the New York Stock Exchange. In February 2021, Youdao completed a follow-on public offering in the New York Stock Exchange. After Youdao’s offerings, the Company continues to control Youdao and consolidates Youdao as its controlling shareholder.

On December 2, 2021, Cloud Village, Inc. (“NetEase Cloud Music”), one of the Company’s majority-controlled subsidiaries completed its IPO on the Hong Kong Stock Exchange. After NetEase Cloud Music’s offering, the Company continues to control NetEase Cloud Music and consolidates NetEase Cloud Music as its controlling shareholder.

The major subsidiaries and the VIEs through which the Company conducts its business operations as of December 31, 2025 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Hangzhou NetEase Leihuo Technology Co., Ltd. (“Hangzhou Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Guangzhou NetEase was incorporated in June 1997 in China and owned by William Lei Ding, or Mr. Ding, the Company’s Chief Executive Officer, director and major shareholder, and another employee of the Group. It is responsible for providing online game and other value-added telecommunication services.

Hangzhou Leihuo was incorporated in April 2009 in China by two employees of the Group and mainly operates the Company’s mobile game business.

The following combined financial information of the VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	1,013,200	777,174
Time deposits	70,000	—
Restricted cash	3,025,450	4,258,359
Accounts receivable, net	3,618,024	3,247,738
Inventories	27,335	19,788
Prepayments and other current assets, net	2,346,183	2,261,829
Short-term investments	413,516	1,086,364
Amounts due from Group companies	11,716,452	17,002,696
Total current assets	22,230,160	28,653,948

Property, equipment and software, net	9,905	9,667
Operating lease right-of-use assets, net	35,015	30,637
Deferred tax assets	15,191	63,621
Restricted cash	3,201	3,204
Long-term investments	1,119,963	946,017
Other long-term assets	342,065	113,461
Total non-current assets	1,525,340	1,166,607

Total assets	23,755,500	29,820,555

Accounts payable	51,905	36,138
Salary and welfare payables	93,859	92,962
Taxes payable	139,413	92,712
Short-term loans	—	15,336
Contract liabilities	13,702,547	18,577,529
Accrued liabilities and other payables	4,555,787	5,900,414
Short-term operating lease liabilities	18,398	11,995
Amounts due to Group companies	2,658,376	1,868,605
Total current liabilities	21,220,285	26,595,691

Deferred tax liabilities	—	1,120
Long-term operating lease liabilities	14,853	16,320
Other long-term liabilities	648,623	866,884
Total non-current liabilities	663,476	884,324

Total liabilities	21,883,761	27,480,015

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues
Third-party revenues	90,054,544	90,872,284	94,880,469
Intra-Group revenues	734,857	938,100	1,126,267
Total net revenues	90,789,401	91,810,384	96,006,736

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(17,468,565)	(18,544,042)	(19,840,943)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(72,992,568)	(72,698,641)	(75,453,222)
Other intra-Group cost of revenues and operating expenses	(23,546)	(155,620)	(202,769)
Total cost of revenues and operating expenses	(90,484,679)	(91,398,303)	(95,496,934)

Net income	328,357	177,118	518,906

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	72,325,460	74,828,624	82,085,108
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(73,298,667)	(73,785,893)	(83,737,036)
Net cash provided by/(used in) other transactions with intra-Group companies	639,545	(45,054)	952,161
Net cash (used in)/provided by operating activities	(333,662)	997,677	(699,767)

Cash flows from investing activities:
Net cash used in transactions with third-parties	(82,645)	(234,760)	(480,011)
Net loans (made to)/repaid by intra-Group companies	—	(1,438,000)	2,273,000
Net cash (used in)/provided by investing activities	(82,645)	(1,672,760)	1,792,989

Cash flows from financing activities:
Net cash (used in)/provided by transactions with intra-Group companies	(52,839)	229,553	(110,939)
Net cash provided by/(used in) transactions with third-parties	15,673	(16,095)	15,336
Net cash (used in)/provided by financing activities	(37,166)	213,458	(95,603)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB642.1 million and RMB641.2 million, respectively, as of December 31, 2024 and 2025, as well as certain non-distributable statutory reserves amounting to approximately RMB104.5 million and RMB130.3 million, respectively, as of December 31, 2024 and 2025. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

Currently, there are certain contractual arrangements between the Company and several of VIEs which require the Company to provide additional financial support or guarantees to the VIEs, where necessary.

There is no entity in the Group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2024 and 2025.

(b)	Nature of operations

The Group generates revenues mainly from providing online game services, tutoring services, sales of smart devices, online music services, live streaming services, advertising services, e-commerce and other fee-based premium services.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet, online game, online education, online music, live streaming and e-commerce industry in China; numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE arrangements with major VIEs

The Group conducts its business mainly in China mainland. The Chinese government regulates Internet access, telecommunications services, the distribution of various information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with the major VIEs with respect to the operation of the NetEase websites, operation of in-house developed and licensed PC and mobile games, Internet content and wireless value-added services, as well as the provision of advertising services.

Based on the agreements with these VIEs, certain of the Company’s subsidiaries provided technical consulting and related services to these VIEs. The principal agreements that transfer economic benefits of Guangzhou NetEase and Hangzhou Leihuo to the Company and its subsidiaries are:

●	Cooperative agreements with Guangzhou NetEase - under these agreements, certain of the Company’s subsidiaries, including Boguan and NetEase Hangzhou provide various technical consulting and related services to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.
●	Cooperative agreements with Hangzhou Leihuo - under these agreements, certain of the Company’s subsidiaries, including NetEase Hangzhou provide various technical consulting and related services to Hangzhou Leihuo in exchange for substantially all of Hangzhou Leihuo’s net profits.

Each cooperative agreement will remain in effect indefinitely unless terminated by written notice in accordance with the provisions of each respective agreement or as otherwise required by law.

Each VIE, the relevant subsidiary of the Company and the relevant VIE shareholders have entered into a series of agreements that provide the Company with the power to direct the activities that most significantly impact the economic performance of the VIEs and provide the Company with economic benefits of these VIEs and as such the Company is the primary beneficiary and consolidate the VIEs for financial reporting. The principal agreements that provide the Company and its subsidiaries with such power and economic benefits over Guangzhou NetEase are:

●	Shareholder Voting Rights Trust Agreement among the VIE shareholders of Guangzhou NetEase and the Company’s subsidiary, NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”). Each of the VIE shareholders irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangzhou NetEase. The term of this agreement is 20 years from May 12, 2010.
●	Letter of Agreement. Each of the VIE shareholders of Guangzhou NetEase have agreed that any amendments to be made to the agreements to which the Company, NetEase Beijing and/or their respective affiliates is a party, on the one hand, and any of their variable interest entities and/or the shareholders of such entities, on the other hand, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of Mr. Ding. The VIE shareholders have also agreed that, if any amendments to the above-mentioned agreements require a vote of the shareholders of the Company or Guangzhou NetEase, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of the Company’s Board. The term of this agreement is 20 years from May 12, 2010.
●	Other Governance Arrangements. The parties have agreed that upon the Company’s determination and at any time when NetEase Beijing or its affiliates are able to obtain approval to invest in and operate all or any part of any business operated by Guangzhou NetEase, NetEase Beijing or its affiliates may acquire all or any part of the assets or equity interests of Guangzhou NetEase, to the extent permitted by Chinese law.

The principal agreements that provide the Company and its subsidiaries with such power and economic benefits over Hangzhou Leihuo are:

●	Operating Agreement among NetEase Hangzhou, Hangzhou Leihuo and the VIE shareholders of Hangzhou Leihuo. To ensure the successful performance of the various agreements between the parties, Hangzhou Leihuo and its VIE shareholders have agreed that, except for transactions in the ordinary course of business, Hangzhou Leihuo will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of Hangzhou Leihuo without the prior written consent of NetEase Hangzhou. NetEase Hangzhou has also agreed that it will provide performance guarantees and, at NetEase Hangzhou’s discretion, guarantee loans for working capital purposes to the extent required by Hangzhou Leihuo for its operations. Furthermore, the VIE shareholders of Hangzhou Leihuo have agreed that, upon instruction from NetEase Hangzhou, they will appoint Hangzhou Leihuo’s board members, president, chief financial officer and other senior executive officers. The term of this agreement is 20 years from December 1, 2015 and can be extended with the written consent of NetEase Hangzhou.
●	Shareholder Voting Rights Trust Agreement among NetEase Hangzhou and the VIE shareholders of Hangzhou Leihuo. Under these agreements, each of the VIE shareholders of Hangzhou Leihuo agreed to irrevocably entrust a person designated by NetEase Hangzhou to represent him to exercise all the voting rights and other shareholders’ rights to which he is entitled as a shareholder of Hangzhou Leihuo. Each agreement shall remain effective for as long as the VIE shareholder remains a shareholder of Hangzhou Leihuo unless NetEase Hangzhou unilaterally terminates the agreement by written notice.
●	Exclusive Purchase Option Agreements among NetEase Hangzhou, Hangzhou Leihuo and the VIE shareholders of Hangzhou Leihuo. Under the Exclusive Purchase Option Agreements, each of the VIE shareholders has granted NetEase Hangzhou an option to purchase all or a portion of his equity interest in Hangzhou Leihuo at a price equal to the original and any additional paid-in capital paid by the VIE shareholder. In addition, Hangzhou Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of the assets held by Hangzhou Leihuo or its subsidiaries at a price equal to the net book value of such assets. Each of Hangzhou Leihuo and the VIE shareholders of Hangzhou Leihuo agrees not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of Hangzhou Leihuo without the prior written consent of NetEase Hangzhou. Each Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in or assets of Hangzhou Leihuo have been acquired by NetEase Hangzhou or its designee or until NetEase Hangzhou unilaterally terminates the agreement by written notice.

The principal agreements amongst the other VIEs, the relevant subsidiaries and VIE shareholders that provide the Company with the power to direct the activities that most significantly impact the economic performance of the VIEs and provide the Company with economic benefits of these VIEs contains substantially the same terms as those aforementioned agreements related to Hangzhou Leihuo, except that contract expiry date varies.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows. As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and each party to the VIE Agreements is entitled to assert its rights and obligated to perform its duties in accordance with the terms and conditions of the VIE Agreements thereof and applicable PRC laws and regulations. Mr. Ding, who is the major shareholder of Guangzhou NetEase and certain of the other VIEs, is the largest shareholder of the Company. He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs or their respective shareholder fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. Many Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or cause the Company to suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are uncertainties regarding the interpretation and application of current and future Chinese laws and regulations. Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities. The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs. The Company believes the possibility that it will no longer be able to consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.